Accounts receivable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2025	December 31, 2024	December 31, 2023
Gross value	8,510	7,777	8,528
Allowances	(100)	(100)	(95)
Carrying amount	8,410	7,677	8,433
The impact of allowances against accounts receivable in 2025 was a net expense of €15 million (versus a net expense of €19 million in 2024 and €8 million in 2023).
The gross value of overdue receivables was €468 million as of December 31, 2025, versus €650 million as of December 31, 2024 and €689 million as of December 31, 2023.

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1 to 3 months	Overdue by 3 to 6 months	Overdue by 6 to 12 months	Overdue by > 12 months
December 31, 2025	468	184	134	71	27	52
December 31, 2024	650	316	194	87	9	44
December 31, 2023	689	269	154	123	62	81
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was nil as of December 31, 2025 (€14 million as of December 31, 2024 and €761 million as of December 31, 2023). The residual guarantees relating to such transfers were immaterial as of December 31, 2025.